CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss before taxation	$ (19,251)	$ (57,586)	$ (39,860)
Adjustments for:
Share of losses of joint ventures	454	12,946	3,472
Net gain on disposal of businesses	(3,255)	0	0
Gain on deemed disposal of previously held joint venture interest	(213)	0	0
Gain on disposal of ships	(992)	(167)	0
(Gain)/loss on disposal of plant and equipment	(68)	107	1,078
Depreciation of ships, property, plant and equipment and amortisation	14,291	19,680	21,551
Impairment loss recognised on ships	0	16,503	12,625
Impairment loss on goodwill and intangibles	0	12,119	0
Impairment loss net of reversals on financial assets	1,583	18	(3)
Impairment loss on net assets of disposal group	0	5,092	0
(Reversal of) provision for onerous contracts	(458)	(7,427)	3,821
Recognition (reversal) of share-based payments expenses	2,297	33	(176)
Net gain on derivatives financial instruments	0	0	(22)
Net foreign exchange gain	(3,189)	(1,242)	(965)
Interest expense	6,517	6,548	4,899
Interest income	(3,787)	(7,164)	(5,259)
Components of defined benefit costs recognised in profit or loss	206	63	170
Operating cash flows before movements in working capital and ships	(5,865)	(477)	1,331
Inventories	(1,576)	1,017	(3,002)
Trade receivables, other receivables and prepayments	(1,689)	(279)	9,281
Contract assets	(123)	0	0
Trade and other payables	(2,561)	(3,055)	(5,000)
Contract liabilities	(331)	0	0
Due from related parties	(6,002)	(5,049)	(16,377)
Due to related parties	0	6,737	11,983
Operating cash flows before movements in ships	(18,147)	(1,106)	(1,784)
Capital expenditure on ships	(21,351)	(5,219)	(28,836)
Proceeds from disposal of ships	8,313	17,727	12,275
Net cash generated (used in) /from operations	(31,185)	11,402	(18,345)
Interest paid	(5,860)	(6,206)	(3,986)
Interest received	1,363	2,677	2,806
Income tax paid	(1,678)	(4,498)	(1,732)
Net cash flows (used in) / generated from operating activities	(37,360)	3,375	(21,257)
Investing activities
Advances to related parties	0	(1,264)	(24,463)
Repayment from related parties	14,054	415	0
Net cash inflow on acquisition of assets	952	0	0
Purchase of plant and equipment	(368)	(1,212)	(719)
Purchase of intangible assets	0	(19)	0
Proceeds from disposal of plant and equipment	68	18	50
Net proceeds from disposal of businesses (Note 41.1)	25,318	0	0
Dividends received from joint ventures	0	0	3,320
Investment in joint ventures	0	0	(13,735)
Loan to third party	0	0	(158)
Net cash generated from/(used in) investing activities	40,024	(2,062)	(35,705)
Financing activities (Note A)
Long-term interest bearing debt raised	104,549	45,150	39,512
Payment of capital portion of long term interest-bearing debt	(99,503)	(40,869)	(28,665)
Loans from related parties	0	5,000	37,000
Repayment of loans from related parties	0	(42,000)	0
Repayment to related parties	(8,351)	0	0
Restricted cash	(8,582)	58	(109)
Issuance of shares (Note B)	0	15,000	0
Dividends paid	0	(1,674)	0
Purchase of Parent's ordinary shares for forfeitable share plan	0	(505)	0
Net cash flows (used in) generated from financing activities	(11,887)	(19,840)	47,738
Net decrease in cash and cash equivalents	(9,223)	(18,527)	(9,224)
Cash and cash equivalents at the beginning of the year	45,245	62,470	70,030
Effect of exchange rate changes on the balance of cash held in foreign currencies	(2,524)	1,302	1,664
Cash and cash equivalents at the end of the year	$ 33,498	$ 45,245	$ 62,470